RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended
	Aug. 12, 2022	Aug. 05, 2022	Jul. 31, 2022
Number of shares issued	1,725,000
Ordinary share subject to forfeiture	225,000
Percentage of issued and outstanding shares	20.00%
Purchase price of shares issued	$ 25,000
Proceeds from Loans	100,000
Loans Payable	25,000
Administrative expense	0
Related party debt	0
Maximum [Member]
Working capital loans	300,000
General and Administrative Expense [Member]
Due to affiliate	10,000
Promissory Note [Member]
Principal amount		$ 300,000	$ 300,000
Conversion price of note		$ 10.00
Proceeds from Related Party Debt	$ 75,000